Pension Plan and Employee Benefits, Components of Periodic Benefit Costs and Weighted-Average Assumptions (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 13, 2016
Other Benefits [Member] | Cleco Power [Member]
Components of net periodic pension and other benefits costs [Abstract]
Net periodic benefit cost						$ 3,500	$ 3,600	$ 3,600
SERP Benefits [Member] | Cleco Power [Member]
Components of net periodic pension and other benefits costs [Abstract]
Net periodic benefit cost						$ 1,400	2,200	1,700
Predecessor [Member] | Pension Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost	$ 2,563						10,419	8,050
Interest cost	6,242						20,795	19,851
Expected return on plan assets	(6,812)						(23,382)	(24,507)
Transition obligation	0						0	0
Prior period service (credit) cost	(20)						(71)	(71)
Net loss	2,798						13,828	6,743
Net periodic benefit cost	4,771						$ 21,589	$ 10,066
Expected net periodic benefit cost, pension plan	$ 15,900
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)	4.62%						4.62%
Rate of compensation increase (in hundredths)							3.08%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)	4.62%						4.21%	5.14%
Expected return on plan assets (in hundredths)	6.21%						6.15%	6.76%
Rate of compensation increase (in hundredths)	3.03%						3.08%	3.17%
Predecessor [Member] | Other Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost	$ 431						$ 1,635	$ 1,542
Interest cost	476						1,607	1,809
Expected return on plan assets	0						0	0
Transition obligation	0						0	16
Prior period service (credit) cost	34						119	119
Net loss	181						866	670
Net periodic benefit cost	$ 1,122						$ 4,227	$ 4,156
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)							4.08%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)	4.08%						3.76%	4.46%
Predecessor [Member] | SERP Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost	$ 702						$ 2,705	$ 2,278
Interest cost	900						3,056	3,028
Prior period service (credit) cost	17						54	54
Net loss	574						2,973	1,875
Net Periodic Benefit Cost, excluding Settlements and Curtailments	2,193						8,788	7,235
Curtailments	3,602						0	0
Special/contractual termination benefits	3,222						0	0
Net periodic benefit cost	$ 9,017						$ 8,788	$ 7,235
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)	4.60%						4.60%
Rate of compensation increase (in hundredths)							5.00%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)	4.60%						4.20%	5.09%
Rate of compensation increase (in hundredths)	5.00%						5.00%	5.00%
Predecessor [Member] | Other Subsidiaries [Member] | Pension Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Net periodic benefit cost	$ 500
Predecessor [Member] | Other Subsidiaries [Member] | Pension Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Net periodic benefit cost							$ 2,100	$ 1,700
Successor [Member] | Pension Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost				$ 6,909
Interest cost				15,088
Expected return on plan assets				(17,310)
Transition obligation				0
Prior period service (credit) cost				(51)
Net loss				8,138
Net periodic benefit cost				12,774
Expected net periodic benefit cost, pension plan				$ 17,500
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)		4.27%		4.27%		4.27%			4.21%
Rate of compensation increase (in hundredths)		3.03%		3.03%		3.03%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)				4.21%
Expected return on plan assets (in hundredths)				6.21%
Rate of compensation increase (in hundredths)				3.03%
Successor [Member] | Other Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost				$ 1,112
Interest cost				1,237
Expected return on plan assets				0
Transition obligation				0
Prior period service (credit) cost				0
Net loss				0
Net periodic benefit cost				$ 2,349
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)		3.81%		3.81%		3.81%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)				4.08%
Successor [Member] | SERP Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Service cost				$ 571
Interest cost				2,275
Prior period service (credit) cost				(50)
Net loss				1,651
Net Periodic Benefit Cost, excluding Settlements and Curtailments				4,447
Curtailments				0
Special/contractual termination benefits				0
Net periodic benefit cost				$ 4,447
Weighted-average assumptions used to determine the benefit obligation [Abstract]
Discount rate (in hundredths)		4.22%	3.47%	4.22%		4.22%			4.15%
Rate of compensation increase (in hundredths)		5.00%		5.00%		5.00%
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Discount rate (in hundredths)		3.47%	4.15%
Rate of compensation increase (in hundredths)		5.00%	5.00%
Successor [Member] | Subsequent Event [Member] | Pension Benefits [Member]
Weighted-average assumptions used to determine the net benefit cost (income) for the year ended December 31:
Expected return on plan assets (in hundredths)					6.08%
Increase (Decrease) in Deferred Pension Costs					$ (2,200)
Successor [Member] | Other Subsidiaries [Member] | Pension Benefits [Member]
Components of net periodic pension and other benefits costs [Abstract]
Net periodic benefit cost				$ 1,300